Fair Value of Stock Option and SAR Award Weighted-Average Assumptions (Detail) - $ / shares	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Risk-free interest rate	2.00%	1.55%	0.80%
Expected life of award (in years)	5 years 4 months 24 days	5 years 1 month 6 days	4 years 10 months 24 days
Expected dividend yield of stock	1.80%	1.90%	1.70%
Expected volatility of stock	32.30%	39.10%	39.00%
Weighted-average fair value	$ 30.50	$ 32.57	$ 24.76